UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Item 1.	Schedule of Investments.

Quarterly Report

November 30, 2017

SSGA Funds

SSGA Dynamic Small Cap Fund

State Street Disciplined Emerging Markets Equity Fund

SSGA International Stock Selection Fund

SSGA High Yield Bond Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Funds

Quarterly Report

November 30, 2017 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Dynamic Small Cap Fund

Schedule of Investments — November 30, 2017 (Unaudited)

Security Description	Shares	Value

Common Stocks - 99.2%
Consumer Discretionary - 13.6%
Aaron’s, Inc.	5,131	$193,541
Asbury Automotive Group, Inc. (a)	2,906	191,215
Big Lots, Inc.	2,497	147,573
Bloomin’ Brands, Inc.	9,704	208,345
Brinker International, Inc. (b)	752	27,621
Burlington Stores, Inc. (a)	1,874	199,337
Capella Education Co.	985	84,020
Children’s Place, Inc. (b)	1,699	225,797
Churchill Downs, Inc.	1,044	245,340
Cooper-Standard Holdings, Inc. (a)	1,687	212,680
Dana, Inc.	7,988	263,924
DSW, Inc. Class A (b)	7,872	167,910
Gaia, Inc. (a)	1,997	25,462
Group 1 Automotive, Inc.	2,363	191,474
Haverty Furniture Cos., Inc.	317	7,656
ILG, Inc.	1,019	28,624
Johnson Outdoors, Inc. Class A	1,322	96,691
K12, Inc. (a)	1,930	31,922
La-Z-Boy, Inc.	3,322	109,294
Malibu Boats, Inc. Class A (a)	1,025	32,041
Marriott Vacations Worldwide Corp.	1,321	177,344
MCBC Holdings, Inc. (a)	1,156	27,282
Rent-A-Center, Inc. (b)	16,347	183,740
Ruth’s Hospitality Group, Inc.	8,711	186,851
Speedway Motorsports, Inc.	230	4,439
Steven Madden, Ltd. (a)	4,702	201,010
Stoneridge, Inc. (a)	5,298	120,900
Superior Industries International, Inc.	1,908	31,864
Taylor Morrison Home Corp. Class A (a)	8,855	213,937
Tenneco, Inc.	3,241	192,548
TopBuild Corp. (a)	1,262	85,803
Tower International, Inc.	3,030	97,566
Townsquare Media, Inc. Class A (a)	1,135	9,012
Vitamin Shoppe, Inc. (a)(b)	3,240	12,150

		4,234,913

Consumer Staples - 2.0%
Central Garden & Pet Co. Class A (a)	1,705	65,762
Fresh Del Monte Produce, Inc.	4,102	199,767
Ingles Markets, Inc. Class A	919	25,502
Omega Protein Corp.	1,840	40,388
Sanderson Farms, Inc. (b)	1,345	228,233
SpartanNash Co.	3,042	77,115

		636,767

Energy - 0.9%
Archrock, Inc.	11,247	106,846
Exterran Corp. (a)	3,936	120,599
Matrix Service Co. (a)	507	8,670
Penn Virginia Corp. (a)	208	7,136

Security Description	Shares	Value
Renewable Energy Group, Inc. (a)(b)	759	$8,615
REX American Resources Corp. (a)	346	31,673

		283,539

Financials - 21.8%
AG Mortgage Investment Trust, Inc. REIT	10,055	190,341
Anworth Mortgage Asset Corp. REIT	20,596	115,749
Ares Commercial Real Estate Corp. REIT	13,702	184,703
Argo Group International Holdings, Ltd.	3,250	199,062
Banner Corp.	2,769	159,467
Boston Private Financial Holdings, Inc.	11,887	194,352
Cathay General Bancorp	5,692	246,976
Central Pacific Financial Corp.	5,964	192,041
Cherry Hill Mortgage Investment Corp. REIT	8,919	162,504
CNO Financial Group, Inc.	9,611	242,293
CYS Investments, Inc. REIT	24,661	199,507
Dynex Capital, Inc. REIT	9,749	69,803
Employers Holdings, Inc.	4,191	205,359
Essent Group, Ltd. (a)	4,594	203,284
First American Financial Corp.	2,125	118,129
First Commonwealth Financial Corp.	4,313	65,126
First Financial Corp.	3,779	182,148
First Merchants Corp.	3,909	171,214
Flushing Financial Corp.	6,320	178,730
Green Dot Corp. Class A (a)	3,487	215,497
Houlihan Lokey, Inc.	1,939	86,557
Independent Bank Corp.	8,131	182,134
Infinity Property & Casualty Corp.	917	98,853
International Bancshares Corp.	1,623	66,949
Invesco Mortgage Capital, Inc. REIT (b)	11,398	201,289
Investors Bancorp, Inc.	13,935	198,852
James River Group Holdings, Ltd.	2,585	104,641
MGIC Investment Corp. (a)	17,439	254,958
MTGE Investment Corp. REIT	7,314	135,675
New Residential Investment Corp. REIT	9,995	176,812
OM Asset Management PLC	11,987	196,587
PennyMac Mortgage Investment Trust REIT	10,947	171,430
Peoples Bancorp, Inc.	5,445	184,368
Prosperity Bancshares, Inc.	1,521	106,531
Provident Financial Holdings, Inc.	856	16,487
Provident Financial Services, Inc.	3,142	85,902
Redwood Trust, Inc. REIT	9,397	141,143
Republic Bancorp, Inc. Class A	1,407	59,882
Selective Insurance Group, Inc.	1,151	70,441
State Bank Financial Corp.	2,891	88,002
Umpqua Holdings Corp.	12,226	270,317

See accompanying notes to schedules of investments.

SSGA Dynamic Small Cap Fund	1

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Security Description	Shares	Value

United Community Banks, Inc.	5,155	$148,155
United Community Financial Corp.	5,809	56,870
Washington Federal, Inc.	6,145	213,846

		6,812,966

Health Care - 14.9%
Aileron Therapeutics, Inc. (a)	3,397	38,114
AMAG Pharmaceuticals, Inc. (a)	3,133	43,705
Amedisys, Inc. (a)	957	51,678
AMN Healthcare Services, Inc. (a)(b)	1,374	68,975
Anavex Life Sciences Corp. (a)(b)	1,545	5,871
Athenex, Inc. (a)(b)	2,357	40,328
Atrion Corp.	301	203,055
BioSpecifics Technologies Corp. (a)	778	34,932
Bluebird Bio, Inc. (a)(b)	411	71,021
Catalent, Inc. (a)	3,766	149,849
Chemed Corp. (b)	1,009	248,153
Chimerix, Inc. (a)	10,564	47,221
Clovis Oncology, Inc. (a)(b)	60	3,772
CorVel Corp. (a)	3,332	184,093
Cotiviti Holdings, Inc. (a)	500	16,340
CTI BioPharma Corp. (a)(b)	192	528
Cytokinetics, Inc. (a)	4,324	37,186
CytomX Therapeutics, Inc. (a)	970	20,079
Emergent BioSolutions, Inc. (a)	1,712	75,208
Enanta Pharmaceuticals, Inc. (a)	452	22,446
Enzo Biochem, Inc. (a)	2,174	21,327
Exact Sciences Corp. (a)(b)	1,694	100,759
Exelixis, Inc. (a)	1,888	51,127
FibroGen, Inc. (a)	194	9,215
G1 Therapeutics, Inc. (a)(b)	1,728	35,510
Galectin Therapeutics, Inc. (a)	250	590
Haemonetics Corp. (a)	1,805	104,329
Halyard Health, Inc. (a)	1,024	49,705
HealthSouth Corp.	5,231	261,288
HMS Holdings Corp. (a)	10,978	181,466
INC Research Holdings, Inc. Class A (a)	3,947	151,170
Innoviva, Inc. (a)	7,235	94,923
Integer Holdings Corp. (a)	4,148	200,971
Kindred Healthcare, Inc.	1,703	12,517
Lexicon Pharmaceuticals, Inc. (a)(b)	466	4,763
LHC Group, Inc. (a)	889	58,470
Ligand Pharmaceuticals, Inc. (a)(b)	319	42,060
Masimo Corp. (a)	2,740	243,422
Matinas BioPharma Holdings, Inc. (a)	33,510	47,249
Medpace Holdings, Inc. (a)(b)	202	6,729
Mersana Therapeutics, Inc. (a)(b)	2,465	46,835
Myriad Genetics, Inc. (a)(b)	2,558	88,584
National HealthCare Corp.	1,003	66,549
OraSure Technologies, Inc. (a)	1,645	27,225
Orthofix International NV (a)	3,723	201,861
Ovid therapeutics, Inc. (a)(b)	4,647	57,205

Security Description	Shares	Value
Owens & Minor, Inc.	1,576	$30,165
PDL BioPharma, Inc. (a)	17,440	50,750
Phibro Animal Health Corp. Class A	689	23,908
PRA Health Sciences, Inc. (a)	1,610	132,616
Providence Service Corp. (a)	3,401	205,897
Sucampo Pharmaceuticals, Inc. Class A (a)	9,761	123,965
Utah Medical Products, Inc.	2,335	190,653
Vanda Pharmaceuticals, Inc. (a)	1,379	19,375
VBI Vaccines, Inc. (a)	9,611	48,343
WellCare Health Plans, Inc. (a)	892	189,987
West Pharmaceutical Services, Inc.	1,030	102,928

		4,646,990

Industrials - 19.1%
AAR Corp.	4,792	199,251
ACCO Brands Corp. (a)	13,034	171,397
Aircastle, Ltd.	8,381	205,334
Applied Industrial Technologies, Inc.	3,490	223,185
Argan, Inc.	1,295	76,405
Barnes Group, Inc.	3,170	210,076
Brady Corp. Class A	4,906	191,825
Briggs & Stratton Corp.	7,959	198,179
CRA International, Inc.	4,184	189,117
Curtiss-Wright Corp.	2,175	270,135
Deluxe Corp.	1,348	95,843
EMCOR Group, Inc.	2,658	214,687
Ennis, Inc.	3,591	75,950
Forrester Research, Inc.	151	7,014
GATX Corp.	2,533	159,959
Greenbrier Cos., Inc. (b)	3,981	199,050
Huron Consulting Group, Inc. (a)	5,068	207,281
ICF International, Inc. (a)	1,713	92,588
Insperity, Inc.	1,544	182,038
Kforce, Inc.	5,894	153,244
Kimball International, Inc. Class B	9,981	185,048
Korn/Ferry International	5,053	221,523
McGrath RentCorp	4,251	203,198
Meritor, Inc. (a)	7,819	195,319
Miller Industries, Inc.	865	24,133
Moog, Inc. Class A (a)	2,656	223,396
Navigant Consulting, Inc. (a)	4,638	89,003
On Assignment, Inc. (a)	1,447	92,550
RPX Corp.	14,694	193,814
Rush Enterprises, Inc. Class A (a)	4,069	198,201
Rush Enterprises, Inc. Class B (a)	1,178	54,176
Simpson Manufacturing Co., Inc.	2,073	124,318
SP Plus Corp. (a)	4,350	170,520
Steelcase, Inc. Class A	2,816	42,803
Tetra Tech, Inc.	4,093	204,650
TriNet Group, Inc. (a)	339	15,174
Vectrus, Inc. (a)	5,128	165,275
Wabash National Corp. (b)	8,926	179,859

See accompanying notes to schedules of investments.

2	SSGA Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Security Description	Shares	Value

Wesco Aircraft Holdings, Inc. (a)	8,207	$60,732

		5,966,250

Information Technology - 14.8%
Advanced Energy Industries, Inc. (a)	2,463	184,651
Aspen Technology, Inc. (a)	1,486	99,443
Benchmark Electronics, Inc. (a)	6,675	203,587
Cirrus Logic, Inc. (a)	4,120	227,589
Convergys Corp.	5,217	128,756
CSG Systems International, Inc.	4,647	213,251
Diodes, Inc. (a)	6,193	181,455
Entegris, Inc.	7,720	233,916
ePlus, Inc. (a)	2,297	186,516
EVERTEC, Inc.	8,569	119,109
Hackett Group, Inc.	304	4,964
Insight Enterprises, Inc. (a)	4,576	178,464
InterDigital, Inc.	2,551	194,131
Itron, Inc. (a)	2,690	173,370
IXYS Corp. (a)	430	10,449
j2 Global, Inc.	1,828	137,941
ManTech International Corp. Class A	2,972	151,513
Methode Electronics, Inc.	4,383	206,439
Nanometrics, Inc. (a)	6,497	163,464
Novanta, Inc. (a)	810	38,961
OSI Systems, Inc. (a)	2,216	192,039
Perficient, Inc. (a)	915	17,714
Progress Software Corp.	4,926	203,641
Rudolph Technologies, Inc. (a)	7,687	186,794
Sanmina Corp. (a)	5,447	185,198
ScanSource, Inc. (a)	445	16,020
Sykes Enterprises, Inc. (a)	6,820	217,012
Travelport Worldwide, Ltd.	12,558	168,152
Unisys Corp. (a)(b)	23,821	184,613
Vishay Intertechnology, Inc. (b)	10,354	226,753
Zix Corp. (a)	1,084	4,770

		4,640,675

Materials - 5.0%
Chase Corp.	916	115,691
Greif, Inc. Class A	3,467	189,194
Hawkins, Inc.	94	3,605
Innophos Holdings, Inc.	4,221	195,559
Innospec, Inc.	1,380	98,532
Kaiser Aluminum Corp.	1,917	185,681
Koppers Holdings, Inc. (a)	3,697	184,480
Materion Corp.	3,768	184,255
PH Glatfelter Co.	197	4,096
Schweitzer-Mauduit International, Inc.	952	43,097
Trinseo SA	2,768	204,278
Worthington Industries, Inc.	3,944	164,070

		1,572,538

Security Description	Shares	Value
Real Estate - 5.7%
Chesapeake Lodging Trust REIT	7,149	$206,177
DiamondRock Hospitality Co. REIT	17,941	200,760
First Industrial Realty Trust, Inc. REIT	2,881	93,776
Medical Properties Trust, Inc. REIT	5,399	73,912
National Health Investors, Inc. REIT	854	66,612
Potlatch Corp. REIT	2,074	107,018
PS Business Parks, Inc. REIT	1,414	187,440
Ryman Hospitality Properties, Inc. REIT	2,960	205,661
Sabra Health Care REIT, Inc.	3,119	60,010
Summit Hotel Properties, Inc. REIT	11,252	170,018
Sunstone Hotel Investors, Inc. REIT	11,939	199,501
Xenia Hotels & Resorts, Inc. REIT	8,923	196,217

		1,767,102

Utilities - 1.4%
NRG Yield, Inc. Class A	9,769	183,755
ONE Gas, Inc.	1,499	118,796
PNM Resources, Inc.	1,609	73,210
Portland General Electric Co.	1,507	74,807

		450,568

Total Common Stocks (cost $27,320,721)		31,012,308

Rights - 0.0% (c)
Health Care - 0.0% (c)
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a)(d) Cost ($0)	224	—

Short-Term Investments - 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.03% (e)(f)	244,408	244,408
State Street Navigator Securities Lending Government Money Market Portfolio (e)(g)	587,234	587,234

Total Short-Term Investments (cost $831,642)		831,642

Total Investments - 101.9% (cost $28,152,363)		31,843,950

Liabilities in Excess of Other Assets - (1.9)%		(591,026)

Net Assets - 100.0%		$31,252,924

See accompanying notes to schedules of investments.

SSGA Dynamic Small Cap Fund	3

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of November 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at November 30, 2017.
(g)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At November 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Russell 2000 Mini Index Futures (long)	12/15/2017	3	221,466	$231,810	$10,344

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$4,234,913	$—	$—		$4,234,913
Consumer Staples	636,767	—	—		636,767
Energy	283,539	—	—		283,539
Financials	6,812,966	—	—		6,812,966
Health Care	4,646,990	—	—		4,646,990
Industrials	5,966,250	—	—		5,966,250
Information Technology	4,640,675	—	—		4,640,675
Materials	1,572,538	—	—		1,572,538
Real Estate	1,767,102	—	—		1,767,102
Utilities	450,568	—	—		450,568
Rights
Health Care	—	—	0	(a)	—
Short-Term Investments	831,642	—	—		831,642

Total Investments	$31,843,950	$—	$0		$31,843,950

Other Financial Instruments:
Futures Contracts (b)	10,344	—	—		10,344

Total Investments and Other Financial Instruments	$31,854,294	$—	$0		$31,854,294

(a)	Fund held a Level 3 security that was valued at $0 at November 30, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

4	SSGA Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 8/31/17	Value At 8/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/17	Value at 11/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	104,563	$104,563	$9,798,613	$9,658,768	$—	$—	244,408	$244,408	$1,259
State Street Navigator Securities Lending Government Money Market Portfolio	554,024	554,024	1,068,820	1,035,610	—	—	587,234	587,234	2,226

Total		$658,587	$10,867,433	$10,694,378	$—	$—		$831,642	$3,485

See accompanying notes to schedules of investments.

SSGA Dynamic Small Cap Fund	5

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments — November 30, 2017 (Unaudited)

Security Description	Shares	Value

Common Stocks - 99.8%
Brazil - 1.0%
Braskem SA Class A, Preference Shares (a)	23,100	$320,596
Itau Unibanco Holding SA Preference Shares (a)	23,800	299,933
Itausa - Investimentos Itau SA	82	249
Itausa - Investimentos Itau SA Preference Shares (a)	71,638	227,043

		847,821

Chile - 0.9%
Banco de Chile	1,785,431	247,260
Engie Energia Chile SA	288,110	532,693

		779,953

China - 19.6%
Agricultural Bank of China, Ltd. Class H (a)	966,000	451,360
China Communications Services Corp., Ltd. Class H (a)	2,538,000	1,616,412
China Mobile, Ltd. (a)	189,200	1,924,680
China Railway Construction Corp., Ltd. Class H (a)	1,207,500	1,433,597
China Shenhua Energy Co., Ltd. Class H (a)	350,500	866,681
Chongqing Rural Commercial Bank Co., Ltd. Class H (a)	133,000	94,620
Guangdong Provincial Expressway Development Co., Ltd. Class B (a)	1,752,000	1,512,940
Guangzhou Automobile Group Co., Ltd. Class H (a)	858,000	2,162,319
Industrial & Commercial Bank of China, Ltd. Class H (a)	845,000	660,925
Jiangsu Expressway Co., Ltd. Class H (a)	442,000	606,905
Tencent Holdings, Ltd. (a)	62,900	3,220,551
Wuxi Little Swan Co., Ltd. Class B	316,350	1,612,098
Zhejiang Expressway Co., Ltd. Class H	956,000	1,145,709

		17,308,797

Czech Republic - 3.9%
O2 Czech Republic A/S	201,938	2,521,301
Pegas Nonwovens SA	12,228	464,689
Philip Morris CR A/S (a)	615	464,199

		3,450,189

Egypt - 0.2%
Commercial International Bank Egypt SAE (a)	50,679	216,317

Security Description	Shares	Value
Greece - 1.0%
Aegean Airlines SA (a)	42,381	$390,260
Motor Oil Hellas Corinth Refineries SA	20,381	489,536

		879,796

Hungary - 3.7%
Magyar Telekom Telecommunications PLC	274,371	491,224
OTP Bank PLC (a)	14,628	559,230
Richter Gedeon Nyrt	86,663	2,239,419

		3,289,873

India - 10.7%
Akzo Nobel India, Ltd.	9,099	252,290
Bajaj Auto, Ltd.	19,505	999,903
Bharat Petroleum Corp., Ltd. (a)	268,850	2,101,257
Divi’s Laboratories, Ltd.	27,017	436,177
Finolex Industries, Ltd.	15,537	156,527
Indiabulls Housing Finance, Ltd. (a)	12,776	239,246
Indraprastha Gas, Ltd. (a)	215,145	1,091,937
Infosys, Ltd. (a)	83,931	1,275,515
ITC, Ltd.	21,822	86,655
Jagran Prakashan, Ltd.	63,300	162,079
Marico, Ltd. (a)	200,923	954,801
Reliance Industries, Ltd. (a)	77,107	1,101,722
Vardhman Textiles, Ltd.	17,448	354,169
Zee Entertainment Enterprises, Ltd. (a)	27,813	245,196

		9,457,474

Indonesia - 5.6%
Bank Central Asia Tbk PT (a)	168,000	252,534
Bank Rakyat Indonesia Persero Tbk PT	2,372,500	563,043
Bank Tabungan Negara Persero Tbk PT	8,112,700	1,919,314
Telekomunikasi Indonesia Persero Tbk PT (a)	7,277,900	2,247,952

		4,982,843

Malaysia - 4.7%
Malayan Banking Bhd	256,135	579,349
MISC Bhd (a)	596,400	1,031,668
Padini Holdings Bhd	291,500	359,965
PPB Group Bhd (a)	60,600	247,298
Public Bank Bhd (a)	403,300	1,961,290

		4,179,570

Pakistan - 3.3%
Hub Power Co. Ltd (a)	404,300	375,368
Indus Motor Co., Ltd. (a)	14,220	236,045

See accompanying notes to schedules of investments.

6	State Street Disciplined Emerging Markets Equity Fund

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Security Description	Shares	Value

Kot Addu Power Co., Ltd.	305,500	$171,834
MCB Bank, Ltd.	499,300	968,085
National Bank of Pakistan	275,500	117,233
Nishat Mills, Ltd.	172,400	231,061
Oil & Gas Development Co., Ltd. (a)	558,600	825,312

		2,924,938

Philippines - 4.9%
Cebu Air, Inc.	239,410	480,154
Globe Telecom, Inc.	21,980	800,306
JG Summit Holdings, Inc. (a)	98,180	134,821
Manila Water Co., Inc. (a)	1,149,900	649,118
Metro Pacific Investments Corp.	16,970,500	2,262,283

		4,326,682

Poland - 2.7%
Asseco Poland SA (a)	19,835	249,409
Netia SA (a)	87,832	100,466
Neuca SA	4,491	348,638
Polski Koncern Naftowy ORLEN SA (a)	43,396	1,364,088
Polskie Gornictwo Naftowe i Gazownictwo SA	186,109	317,955

		2,380,556

Qatar - 2.2%
Barwa Real Estate Co.	19,022	146,273
Masraf Al Rayan QSC	18,680	174,167
Ooredoo QSC	60,739	1,332,797
Qatar Islamic Bank SAQ (a)	11,030	275,638

		1,928,875

South Korea - 6.8%
KT Corp. (a)	35,606	1,001,797
KT&G Corp.	10,533	1,180,819
Samsung Electronics Co., Ltd. (a)	657	1,546,225
Samsung Electronics Co., Ltd. Preference Shares (a)	689	1,336,244
Woori Bank (a)	61,361	912,986

		5,978,071

Taiwan - 13.0%
Chunghwa Telecom Co., Ltd. (a)	616,000	2,130,034
E.Sun Financial Holding Co., Ltd. (a)	976,333	605,576
First Financial Holding Co., Ltd. (a)	1,543,960	993,306
Formosa Plastics Corp. (a)	342,000	1,036,283
Greatek Electronics, Inc. (a)	212,000	367,930
Hon Hai Precision Industry Co., Ltd. (a)	396,651	1,331,516
Powertech Technology, Inc. (a)	259,000	790,274

Security Description	Shares	Value
Sampo Corp.	799,000	$336,979
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	357,782	2,702,527
Taiwan Shin Kong Security Co., Ltd.	288,000	370,634
Ttet Union Corp.	65,000	197,423
Uni-President Enterprises Corp. (a)	185,960	396,154
Zeng Hsing Industrial Co., Ltd.	55,000	241,131

		11,499,767

Thailand - 9.7%
Advanced Info Service PCL (a)	90,200	481,932
Airports of Thailand PCL (a)	1,445,200	2,758,261
GFPT PCL (a)	1,260,800	529,848
Krung Thai Bank PCL (a)	3,679,800	2,177,603
PTT PCL (a)	40,600	513,379
Thai Oil PCL (a)	206,300	588,424
Thai Vegetable Oil PCL (a)	912,800	852,431
Thanachart Capital PCL (a)	359,100	618,474

		8,520,352

Turkey - 0.4%
Tofas Turk Otomobil Fabrikasi A/S (a)	39,360	312,513

United Arab Emirates - 5.5%
Abu Dhabi Commercial Bank PJSC	828,863	1,590,930
Aldar Properties PJSC	2,902,996	1,738,794
DAMAC Properties Dubai Co. PJSC	1,588,452	1,492,012

		4,821,736

Total Common Stocks (cost $61,288,248)		88,086,123

Short-Term Investment - 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.03% (c)(d) (Cost $20,823)	20,823	20,823

Total Investments - 99.8% (Cost $61,309,071)		88,106,946

Other Assets in Excess of Liabilities - 0.2%		133,754

Net Assets - 100.0%		$88,240,700

See accompanying notes to schedules of investments.

State Street Disciplined Emerging Markets Equity Fund	7

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of November 30, 2017, total aggregate fair value of securities is $57,972,966 representing 65.7% of net assets.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Brazil	$249	$847,572	$—	$847,821
Chile	779,953	—	—	779,953
China	2,757,807	14,550,990	—	17,308,797
Czech Republic	2,985,990	464,199	—	3,450,189
Egypt	—	216,317	—	216,317
Greece	489,536	390,260	—	879,796
Hungary	2,730,643	559,230	—	3,289,873
India	2,447,800	7,009,674	—	9,457,474
Indonesia	2,482,357	2,500,486	—	4,982,843
Malaysia	939,314	3,240,256	—	4,179,570
Pakistan	1,488,213	1,436,725	—	2,924,938
Philippines	3,542,743	783,939	—	4,326,682
Poland	666,593	1,713,963	—	2,380,556
Qatar	1,653,237	275,638	—	1,928,875
South Korea	1,180,819	4,797,252	—	5,978,071
Taiwan	1,146,167	10,353,600	—	11,499,767
Thailand	—	8,520,352	—	8,520,352
Turkey	—	312,513	—	312,513
United Arab Emirates	4,821,736	—	—	4,821,736
Short-Term Investment	20,823	—	—	20,823

Total Investments	$30,133,980	$57,972,966	$—	$88,106,946

Affiliate Table

	Number of Shares Held at 8/31/17	Value At 8/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/17	Value at 11/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,460,460	$1,460,460	$3,335,792	$4,775,429	$—	$—	20,823	$20,823	$2,325

Total		$1,460,460	$3,335,792	$4,775,429	$—	$—		$20,823	$2,325

See accompanying notes to schedules of investments.

8	State Street Disciplined Emerging Markets Equity Fund

SSGA International Stock Selection Fund

Schedule of Investments — November 30, 2017 (Unaudited)

Security Description	Shares	Value

Common Stocks - 98.6%
Australia - 7.5%
AGL Energy, Ltd. (a)	31,165	$590,922
Asaleo Care, Ltd. (a)	524,361	612,070
Aurizon Holdings, Ltd. (a)	242,930	977,411
Caltex Australia, Ltd. (a)	109,106	2,826,075
Coca-Cola Amatil, Ltd. (a)	172,216	1,037,967
CSR, Ltd. (a)	533,959	1,868,199
Dexus REIT (a)	80,366	632,221
GPT Group REIT (a)	405,385	1,666,015
Mirvac Group REIT (a)	1,872,628	3,480,614
Qantas Airways, Ltd. (a)	925,291	3,991,845
Regis Resources, Ltd. (a)	214,205	633,484
South32, Ltd. (a)	427,386	1,045,947
Stockland REIT (a)	894,723	3,195,952

		22,558,722

Belgium - 0.2%
bpost SA (a)	21,107	651,930

Denmark - 2.5%
Danske Bank A/S (a)	134,765	5,030,900
Royal Unibrew A/S	10,454	597,004
Sydbank A/S (a)	16,968	664,253
Tryg A/S (a)	26,045	633,302
Vestas Wind Systems A/S (a)	8,920	568,763

		7,494,222

Finland - 1.9%
Orion Oyj Class B (a)	31,596	1,167,063
Stora Enso Oyj Class R (a)	256,031	3,913,828
UPM-Kymmene Oyj (a)	23,244	699,462

		5,780,353

France - 8.3%
AXA SA (a)	78,536	2,369,613
Cie de Saint-Gobain (a)	70,938	4,043,200
Cie Generale des Etablissements Michelin (a)	14,221	2,062,123
CNP Assurances (a)	88,529	1,988,681
Eutelsat Communications SA (a)(b)	40,911	925,534
Natixis SA (a)	231,472	1,876,476
Peugeot SA (a)	42,553	879,286
Sanofi (a)	62,579	5,708,426
SCOR SE (a)	38,031	1,548,950
TOTAL SA (a)	30,289	1,712,082
Veolia Environnement SA (a)	74,600	1,885,462

		24,999,833

Germany - 7.1%
BASF SE (a)	23,602	2,646,564
Bayer AG (a)	48,674	6,212,901

Security Description	Shares	Value
Covestro AG (a)(c)	28,367	$2,954,298
Deutsche Lufthansa AG (a)	105,874	3,642,960
Deutsche Post AG (a)	59,507	2,832,569
METRO AG (a)(d)	70,095	1,369,183
Suedzucker AG (a)	81,369	1,687,738

		21,346,213

Hong Kong - 5.6%
BOC Hong Kong Holdings, Ltd. (a)	965,000	4,910,997
CLP Holdings, Ltd.	120,000	1,223,792
HKT Trust & HKT, Ltd.	706,000	884,969
Jardine Matheson Holdings, Ltd.	13,400	837,232
Link REIT (a)	522,000	4,672,968
WH Group, Ltd. (a)(c)	4,074,500	4,339,815

		16,869,773

Israel - 0.2%
Orbotech, Ltd. (d)	14,300	724,438

Italy - 1.5%
Enel SpA (a)	95,729	621,951
Recordati SpA	24,171	1,087,488
Saras SpA (a)	232,153	598,928
Snam SpA (a)	435,044	2,192,076

		4,500,443

Japan - 23.9%
Alfresa Holdings Corp. (a)	34,100	732,962
Aozora Bank, Ltd. (a)	30,400	1,183,653
FUJIFILM Holdings Corp. (a)	58,000	2,376,120
Fujitsu, Ltd. (a)	467,000	3,498,906
Hitachi, Ltd. (a)	649,000	4,862,749
Honda Motor Co., Ltd. (a)	134,600	4,493,714
ITOCHU Corp. (a)	91,300	1,587,125
Japan Airlines Co., Ltd. (a)	59,200	2,171,878
JXTG Holdings, Inc. (a)	108,300	611,898
Kajima Corp. (a)	346,000	3,643,543
KDDI Corp. (a)	22,800	650,620
Kirin Holdings Co., Ltd. (a)	41,800	978,405
Marubeni Corp. (a)	408,500	2,726,856
Mitsubishi Chemical Holdings Corp. (a)	94,000	1,022,145
Mitsui & Co., Ltd. (a)	116,200	1,772,351
Mitsui Chemicals, Inc. (a)	149,000	4,837,143
Nippon Telegraph & Telephone Corp. (a)	99,400	5,189,075
Nisshin Oillio Group, Ltd. (a)	20,800	641,230
Obayashi Corp. (a)	198,200	2,573,058
Prima Meat Packers, Ltd. (a)	102,000	710,692
Sumitomo Chemical Co., Ltd. (a)	534,000	3,744,957
Sumitomo Electric Industries, Ltd. (a)	265,900	4,663,852

See accompanying notes to schedules of investments.

SSGA International Stock Selection Fund	9

SSGA International Stock Selection Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Security Description	Shares	Value

Sumitomo Rubber Industries, Ltd. (a)	46,700	$854,558
Suzuki Motor Corp. (a)	70,900	3,837,568
Taisei Corp. (a)	90,200	4,750,879
Toyota Motor Corp. (a)	87,300	5,512,604
Toyota Tsusho Corp. (a)	37,400	1,414,472
Ulvac, Inc. (a)	17,000	1,154,450

		72,197,463

Netherlands - 2.9%
ABN AMRO Group NV (a)(c)	81,326	2,410,454
ING Groep NV (a)	305,548	5,521,312
NN Group NV (a)	21,525	943,707

		8,875,473

New Zealand - 0.3%
Spark New Zealand, Ltd.	399,401	988,226

Norway - 2.3%
Austevoll Seafood ASA	77,308	650,471
DNB ASA (a)	248,453	4,525,656
Marine Harvest ASA (a)(d)	32,429	571,974
Orkla ASA (a)	114,958	1,153,154

		6,901,255

South Africa - 1.2%
Mondi PLC (a)	156,807	3,746,614

Spain - 5.8%
ACS Actividades de Construccion y Servicios SA (a)	119,712	4,625,970
Amadeus IT Group SA (a)	21,258	1,532,977
Banco Santander SA (a)	393,643	2,651,371
Endesa SA (a)	113,672	2,534,687
Iberdrola SA (a)	406,606	3,229,847
Repsol SA (a)	167,536	3,072,624

		17,647,476

Sweden - 3.0%
Electrolux AB Series B (a)	20,234	672,029
Skandinaviska Enskilda Banken AB Class A (a)	347,100	4,125,255
Swedish Match AB (a)	112,717	4,264,678

		9,061,962

Switzerland - 9.8%
ABB, Ltd. (a)	71,083	1,825,031
Baloise Holding AG (a)	10,477	1,615,911
Cembra Money Bank AG (a)(d)	7,277	656,004
Flughafen Zuerich AG (a)	2,689	605,543
Logitech International SA (a)	20,900	729,052
Lonza Group AG (a)(d)	18,998	4,980,450
Nestle SA (a)	22,533	1,927,687

Security Description	Shares	Value
Novartis AG (a)	96,707	$8,297,133
Roche Holding AG (a)	5,448	1,376,791
Swiss Life Holding AG (a)(d)	10,339	3,477,250
Zurich Insurance Group AG (a)	13,783	4,171,580

		29,662,432

United Kingdom - 14.6%
3i Group PLC (a)	394,160	4,807,625
Barratt Developments PLC (a)	206,588	1,694,439
Bellway PLC (a)	39,099	1,833,080
Berkeley Group Holdings PLC (a)	22,939	1,184,297
Carnival PLC (a)	66,086	4,282,870
Centamin PLC (a)	704,373	1,312,627
Diageo PLC (a)	109,070	3,770,946
Direct Line Insurance Group PLC (a)	907,848	4,492,993
Kingfisher PLC (a)	349,223	1,575,450
Lloyds Banking Group PLC (a)	6,394,301	5,706,510
Man Group PLC (a)	749,398	2,009,029
Persimmon PLC (a)	123,487	4,241,478
Smith & Nephew PLC (a)	33,325	589,824
Subsea 7 SA (a)	122,910	1,798,057
Tate & Lyle PLC (a)	352,246	3,204,938
Wm Morrison Supermarkets PLC	604,466	1,768,209

		44,272,372

Total Common Stocks (Cost $264,629,919)		298,279,200

Short-Term Investments - 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.03% (e)(f)	1,458,284	1,458,284
State Street Navigator Securities Lending Government Money Market Portfolio (e)(g)	870,769	870,769

Total Short-Term Investments (Cost $2,329,053)		2,329,053

Total Investments - 99.4% (Cost $266,958,972)		300,608,253

Other Assets in Excess of Liabilities - 0.6%		1,865,674

Net Assets - 100.0%		$302,473,927

See accompanying notes to schedules of investments.

10	SSGA International Stock Selection Fund

SSGA International Stock Selection Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

(a)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of November 30, 2017, total aggregate fair value of securities is $289,517,371 representing 95.7% of net assets.
(b)	All or a portion of the shares of the security are on loan at November 30, 2017.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.2% of net assets as of November 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at November 30, 2017.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Australia	$—	$22,558,722	$—	$22,558,722
Belgium	—	651,930	—	651,930
Denmark	597,004	6,897,218	—	7,494,222
Finland	—	5,780,353	—	5,780,353
France	—	24,999,833	—	24,999,833
Germany	—	21,346,213	—	21,346,213
Hong Kong	2,945,993	13,923,780	—	16,869,773
Israel	724,438	—	—	724,438
Italy	1,087,488	3,412,955	—	4,500,443
Japan	—	72,197,463	—	72,197,463
Netherlands	—	8,875,473	—	8,875,473
New Zealand	988,226	—	—	988,226
Norway	650,471	6,250,784	—	6,901,255
South Africa	—	3,746,614	—	3,746,614
Spain	—	17,647,476	—	17,647,476
Sweden	—	9,061,962	—	9,061,962
Switzerland	—	29,662,432	—	29,662,432
United Kingdom	1,768,209	42,504,163	—	44,272,372
Short-Term Investments	2,329,053	—	—	2,329,053

Total Investments	$11,090,882	$289,517,371	$—	$300,608,253

See accompanying notes to schedules of investments.

SSGA International Stock Selection Fund	11

SSGA International Stock Selection Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 8/31/17	Value At 8/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/17	Value at 11/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	100	$100	$7,144,169	$5,685,985	$—	$—	1,458,284	$1,458,284	$3,570
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	2,917,007	2,046,238	—	—	870,769	870,769	17,225

Total		$100	$10,061,176	$7,732,223	$—	$—		$2,329,053	$20,795

See accompanying notes to schedules of investments.

12	SSGA International Stock Selection Fund

SSGA High Yield Bond Fund

Schedule of Investments — November 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Corporate Bonds & Notes - 92.8%
Australia - 0.2%
FMG Resources August 2006 Pty, Ltd. 5.13%, 5/15/2024 (a)	$160,000	$163,400

Bermuda - 0.7%
Aircastle, Ltd. 5.00%, 4/1/2023	120,000	127,200
Weatherford International, Ltd. 8.25%, 6/15/2023	325,000	324,805

		452,005

Canada - 2.3%
1011778 BC ULC/New Red Finance, Inc.: 4.25%, 5/15/2024 (a)	350,000	350,105
5.00%, 10/15/2025 (a)	93,000	94,976
Bombardier, Inc.: 7.50%, 12/1/2024 (a)	128,000	129,075
7.50%, 3/15/2025 (a)	200,000	200,760
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a)	95,000	105,213
MEG Energy Corp. 6.50%, 1/15/2025 (a)	125,000	122,500
Teck Resources, Ltd.: 3.75%, 2/1/2023	300,000	304,140
6.13%, 10/1/2035	100,000	112,500
6.25%, 7/15/2041	125,000	142,500

		1,561,769

Cayman Islands - 1.0%
Transocean, Inc.: 6.80%, 3/15/2038	100,000	79,500
9.00%, 7/15/2023 (a)	310,000	335,668
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	250,000	254,375

		669,543

France - 1.0%
SFR Group SA: 6.00%, 5/15/2022 (a)	500,000	504,050
7.38%, 5/1/2026 (a)	167,000	168,236

		672,286

Germany - 0.5%
Deutsche Bank AG: 5 Year USD Swap + 2.25%, 4.30%, 5/24/2028 (b)	200,000	198,520
4.50%, 4/1/2025	150,000	152,265

		350,785

Security Description	Principal Amount	Value
Ireland - 1.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.: 6.00%, 2/15/2025 (a)	$300,000	$318,780
7.25%, 5/15/2024 (a)	200,000	218,250
C&W Senior Financing Designated Activity Co. 6.88%, 9/15/2027 (a)	200,000	210,260
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/2023 (a)	300,000	234,750
Park Aerospace Holdings, Ltd. 5.50%, 2/15/2024 (a)	120,000	122,856

		1,104,896

Luxembourg - 2.8%
Altice Financing SA 7.50%, 5/15/2026 (a)	185,000	193,325
Altice Finco SA 8.13%, 1/15/2024 (a)	450,000	465,637
Altice Luxembourg SA 7.75%, 5/15/2022 (a)	425,000	404,813
ArcelorMittal: 6.75%, 2/25/2022	250,000	282,500
7.50%, 10/15/2039	175,000	220,063
INEOS Group Holdings SA 5.63%, 8/1/2024 (a)	272,000	283,560

		1,849,898

Netherlands - 1.6%
Constellium NV 5.88%, 2/15/2026 (a)	250,000	259,100
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	200,000	209,500
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (a)	323,000	340,054
VTR Finance B.V. 6.88%, 1/15/2024 (a)	250,000	265,000

		1,073,654

Sweden - 0.2%
Perstorp Holding AB 11.00%, 9/30/2021 (a)	100,000	109,063

United Kingdom - 2.4%
Alpha 3 B.V./Alpha US Bidco, Inc. 6.25%, 2/1/2025 (a)	345,000	353,625
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	275,000	278,107
International Game Technology PLC 6.25%, 2/15/2022 (a)	100,000	109,130

See accompanying notes to schedules of investments.

SSGA High Yield Bond Fund	13

SSGA High Yield Bond Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

JBS USA LUX SA/JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	$150,000	$151,782
Royal Bank of Scotland Group PLC: 6.13%, 12/15/2022	75,000	82,462
3 Month USD LIBOR + 2.50%, 7.65%, 9/30/2031 (b)(c)	200,000	259,420
Virgin Media Finance PLC 6.38%, 4/15/2023 (a)	350,000	363,125

		1,597,651

United States - 78.4%
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024 (d)	275,000	283,937
ADT Corp. 3.50%, 7/15/2022	400,000	398,520
Advanced Disposal Services, Inc. 5.63%, 11/15/2024 (a)	210,000	216,825
AES Corp.: 4.88%, 5/15/2023	250,000	255,225
5.13%, 9/1/2027	91,000	93,844
6.00%, 5/15/2026	80,000	86,800
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	85,000	80,436
Allison Transmission, Inc.: 4.75%, 10/1/2027 (a)	83,000	83,730
5.00%, 10/1/2024 (a)	140,000	145,824
Ally Financial, Inc.: 4.13%, 2/13/2022	200,000	206,180
5.75%, 11/20/2025	350,000	383,670
8.00%, 11/1/2031	275,000	363,000
Altice US Finance I Corp. 5.50%, 5/15/2026 (a)	100,000	101,500
AMC Entertainment Holdings, Inc. 5.75%, 6/15/2025	375,000	367,031
AMC Networks, Inc. 4.75%, 8/1/2025	40,000	39,652
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (a)	260,000	267,475
American Greetings Corp. 7.88%, 2/15/2025 (a)	200,000	217,000
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	210,000	216,825
Antero Resources Corp. 5.63%, 6/1/2023	345,000	359,231
Arconic, Inc.: 5.13%, 10/1/2024	175,000	186,165
5.95%, 2/1/2037	100,000	108,000
6.15%, 8/15/2020	100,000	107,813

Security Description	Principal Amount	Value
Artesyn Embedded Technologies, Inc. 9.75%, 10/15/2020 (a)	$175,000	$171,281
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	250,000	261,250
Ashtead Capital, Inc. 5.63%, 10/1/2024 (a)	225,000	238,781
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	175,000	171,062
Avantor, Inc. 6.00%, 10/1/2024 (a)	336,000	335,597
Beacon Escrow Corp. 4.88%, 11/1/2025 (a)	66,000	67,320
Beacon Roofing Supply, Inc. 6.38%, 10/1/2023 (d)	220,000	235,125
Beazer Homes USA, Inc. 5.88%, 10/15/2027 (a)	100,000	100,250
Berry Global, Inc. 5.13%, 7/15/2023	150,000	157,140
Block Communications, Inc. 6.88%, 2/15/2025 (a)	125,000	132,813
Blue Cube Spinco, Inc. 9.75%, 10/15/2023	75,000	89,344
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (a)	140,000	140,700
Boyd Gaming Corp. 6.38%, 4/1/2026	275,000	299,750
Brand Energy & Infrastructure Services, Inc. 8.50%, 7/15/2025 (a)	55,000	58,251
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	265,000	276,925
BWAY Holding Co. 7.25%, 4/15/2025 (a)	260,000	269,100
California Resources Corp. 8.00%, 12/15/2022 (a)	170,000	126,021
Carlson Travel, Inc. 9.50%, 12/15/2024 (a)	200,000	183,500
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	242,000	247,747
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026 (a)	222,000	225,330
CBS Radio, Inc. 7.25%, 11/1/2024 (a)	100,000	105,370
CCO Holdings LLC/CCO Holdings Capital Corp.: 5.00%, 2/1/2028 (a)	143,000	139,611
5.75%, 2/15/2026 (a)	155,000	160,812
5.88%, 4/1/2024 (a)	650,000	680,095
CD&R Waterworks Merger Sub LLC 6.13%, 8/15/2025 (a)	45,000	45,788

See accompanying notes to schedules of investments.

14	SSGA High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Central Garden & Pet Co. 6.13%, 11/15/2023	$150,000	$159,000
CenturyLink, Inc. Series Y, 7.50%, 4/1/2024	300,000	292,500
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	150,000	152,063
CF Industries, Inc.: 3.45%, 6/1/2023	200,000	197,000
4.95%, 6/1/2043	150,000	141,000
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	340,000	343,400
Cheniere Energy Partners L.P. 5.25%, 10/1/2025 (a)	187,000	191,675
Chesapeake Energy Corp.: 5.38%, 6/15/2021	75,000	72,563
8.00%, 1/15/2025 (a)	96,000	95,395
8.00%, 6/15/2027 (a)	205,000	196,103
CHS/Community Health Systems, Inc. 6.25%, 3/31/2023	330,000	307,824
CIT Group, Inc.: 3.88%, 2/19/2019	430,000	436,235
5.00%, 8/15/2022	125,000	133,750
3 Month USD LIBOR + 3.97%, 5.80%, 6/15/2022 (b)(c)	135,000	139,050
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025 (a)	110,000	106,920
CONSOL Energy, Inc. 5.88%, 4/15/2022	295,000	301,637
Continental Resources, Inc. 5.00%, 9/15/2022	425,000	432,990
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	170,000	175,185
Covanta Holding Corp. 5.88%, 7/1/2025	275,000	275,000
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	194,000	194,252
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023	300,000	311,250
CSC Holdings LLC 10.13%, 1/15/2023 (a)	550,000	620,840
DaVita, Inc. 5.00%, 5/1/2025	353,000	353,106
DCP Midstream Operating L.P. 3.88%, 3/15/2023	350,000	349,125
Dell International LLC/EMC Corp. 5.88%, 6/15/2021 (a)	375,000	390,000

Security Description	Principal Amount	Value
Denbury Resources, Inc. 9.00%, 5/15/2021 (a)	$155,000	$149,575
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	136,000	141,355
Diamondback Energy, Inc. 4.75%, 11/1/2024	140,000	141,575
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	333,000	347,777
DISH DBS Corp.: 5.88%, 11/15/2024	285,000	287,137
7.75%, 7/1/2026	280,000	302,400
Dynegy, Inc.: 7.38%, 11/1/2022	150,000	160,320
7.63%, 11/1/2024	110,000	119,768
8.00%, 1/15/2025 (a)	100,000	110,000
8.13%, 1/30/2026 (a)	75,000	83,438
Eldorado Resorts, Inc. 7.00%, 8/1/2023	181,000	194,349
EMC Corp. 3.38%, 6/1/2023	125,000	120,475
Energy Transfer Equity L.P.: 4.25%, 3/15/2023	135,000	135,851
7.50%, 10/15/2020	150,000	166,500
Ensco PLC: 5.75%, 10/1/2044	100,000	66,310
8.00%, 1/31/2024	41,000	40,180
Entegris, Inc. 4.63%, 2/10/2026 (a)	200,000	204,000
Envision Healthcare Corp. 6.25%, 12/1/2024 (a)	340,000	358,292
EP Energy LLC/Everest Acquisition Finance, Inc.: 8.00%, 11/29/2024 (a)	50,000	50,000
8.00%, 2/15/2025 (a)	110,000	72,325
Equinix, Inc. 5.38%, 1/1/2022	275,000	287,045
EW Scripps Co. 5.13%, 5/15/2025 (a)	70,000	70,000
First Data Corp. 7.00%, 12/1/2023 (a)	230,000	243,800
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	150,000	154,500
Freeport-McMoRan, Inc.: 2.38%, 3/15/2018	125,000	124,688
3.55%, 3/1/2022	200,000	197,260
5.45%, 3/15/2043	200,000	189,440
Frontier Communications Corp. 10.50%, 9/15/2022	660,000	523,050
GameStop Corp. 6.75%, 3/15/2021 (a)	350,000	365,312
Genesis Energy L.P./Genesis Energy Finance Corp. 6.50%, 10/1/2025	250,000	256,575

See accompanying notes to schedules of investments.

SSGA High Yield Bond Fund	15

SSGA High Yield Bond Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Goodyear Tire & Rubber Co. 5.13%, 11/15/2023	$150,000	$156,000
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/2022	225,000	236,812
H&E Equipment Services, Inc. 5.63%, 9/1/2025 (a)	154,000	161,130
Halcon Resources Corp. 6.75%, 2/15/2025 (a)	120,000	122,100
Harland Clarke Holdings Corp. 8.38%, 8/15/2022 (a)	190,000	199,025
HCA Healthcare, Inc. 6.25%, 2/15/2021	800,000	858,000
HCA, Inc.: 4.75%, 5/1/2023	500,000	521,900
5.88%, 5/1/2023	100,000	106,500
HD Supply, Inc. 5.75%, 4/15/2024 (a)	200,000	212,500
Hertz Corp. 7.63%, 6/1/2022 (a)	205,000	212,113
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	100,000	102,750
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.75%, 10/1/2025 (a)	170,000	175,151
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.: 5.88%, 2/1/2022	150,000	153,750
6.00%, 8/1/2020	300,000	309,000
6.25%, 2/1/2022 (d)	240,000	249,600
IHS Markit, Ltd. 4.00%, 3/1/2026 (a)	21,000	21,263
IPALCO Enterprises, Inc. 3.70%, 9/1/2024 (a)	75,000	74,661
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	130,000	135,119
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	175,000	188,125
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a)	154,000	155,348
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	119,000	133,875
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	255,000	263,619
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/2024 (a)	200,000	210,000

Security Description	Principal Amount	Value
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	$255,000	$239,222
L Brands, Inc. 6.88%, 11/1/2035	270,000	272,538
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a)	160,000	166,000
Lee Enterprises, Inc. 9.50%, 3/15/2022 (a)	140,000	144,200
Lennar Corp.: 4.75%, 5/30/2025	150,000	154,781
4.75%, 11/29/2027 (a)	229,000	234,152
Level 3 Financing, Inc. 5.38%, 1/15/2024	400,000	401,000
Lions Gate Entertainment Corp. 5.88%, 11/1/2024 (a)	230,000	242,937
Lithia Motors, Inc. 5.25%, 8/1/2025 (a)	188,000	197,400
M/I Homes, Inc. 5.63%, 8/1/2025	160,000	162,600
Masonite International Corp. 5.63%, 3/15/2023 (a)	16,000	16,765
Match Group, Inc. 5.00%, 12/15/2027 (a)	208,000	209,560
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (a)	50,000	58,859
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	365,000	374,125
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024	59,000	63,278
MGM Resorts International:
6.63%, 12/15/2021	200,000	222,500
7.75%, 3/15/2022	125,000	145,038
Midcontinent Communications/Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	100,000	106,250
Molina Healthcare, Inc. 4.88%, 6/15/2025 (a)	355,000	354,112
Monitronics International, Inc. 9.13%, 4/1/2020	200,000	168,500
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	268,000	287,778
MSCI, Inc. 5.25%, 11/15/2024 (a)	250,000	264,062
Multi-Color Corp. 4.88%, 11/1/2025 (a)	172,000	173,084
Murphy Oil Corp. 5.75%, 8/15/2025	341,000	352,509
Nabors Industries, Inc. 5.50%, 1/15/2023	150,000	145,875

See accompanying notes to schedules of investments.

16	SSGA High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Navient Corp.:
7.25%, 9/25/2023	$150,000	$161,625
Series MTN, 8.00%, 3/25/2020	300,000	327,000
NCR Corp. 5.88%, 12/15/2021	200,000	205,750
Netflix, Inc. 5.50%, 2/15/2022	125,000	132,975
Newfield Exploration Co. 5.75%, 1/30/2022	225,000	240,750
Nexstar Broadcasting, Inc. 6.13%, 2/15/2022 (a)	250,000	258,750
NextEra Energy Operating Partners L.P. 4.25%, 9/15/2024 (a)	73,000	73,730
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	135,000	139,982
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a)	150,000	155,813
Novelis Corp.:
5.88%, 9/30/2026 (a)	100,000	103,880
6.25%, 8/15/2024 (a)	135,000	142,398
NRG Energy, Inc.:
5.75%, 1/15/2028 (e)	153,000	153,000
6.25%, 7/15/2022	200,000	208,760
6.25%, 5/1/2024	115,000	121,762
NuStar Logistics L.P. 5.63%, 4/28/2027	90,000	91,125
Oasis Petroleum, Inc. 6.88%, 3/15/2022	200,000	203,760
OneMain Financial Holdings LLC 7.25%, 12/15/2021 (a)	225,000	233,719
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.63%, 2/15/2024	100,000	105,000
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a)	100,000	108,625
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a)	150,000	151,500
5.63%, 10/15/2027 (a)	50,000	51,030
PDC Energy, Inc. 6.13%, 9/15/2024	225,000	234,855
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	225,000	231,480
Penske Automotive Group, Inc. 5.38%, 12/1/2024	275,000	279,469
PetSmart, Inc. 5.88%, 6/1/2025 (a)	385,000	330,638
PF Chang’s China Bistro, Inc. 10.25%, 6/30/2020 (a)	200,000	182,000
Pilgrim’s Pride Corp.:
5.75%, 3/15/2025 (a)	42,000	44,079
5.88%, 9/30/2027 (a)	67,000	70,183

Security Description	Principal Amount	Value
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.88%, 1/15/2024	$183,000	$193,980
Plantronics, Inc. 5.50%, 5/31/2023 (a)	203,000	211,120
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a)	220,000	227,678
Polaris Intermediate Corp. PIK, 8.50%, 12/1/2022 (a)	153,000	159,181
Post Holdings, Inc.:
5.50%, 3/1/2025 (a)	380,000	394,744
5.63%, 1/15/2028 (a)	38,000	38,380
PQ Corp.:
5.75%, 12/15/2025 (e)	60,000	61,050
6.75%, 11/15/2022 (a)	190,000	203,537
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	200,000	209,000
Provident Funding Associates L.P./PFG Finance Corp. 6.38%, 6/15/2025 (a)	285,000	298,359
Qualitytech LP/QTS Finance Corp. 4.75%, 11/15/2025 (a)	156,000	157,950
Range Resources Corp.:
4.88%, 5/15/2025	235,000	229,125
5.00%, 8/15/2022	75,000	74,910
Revlon Consumer Products Corp. 5.75%, 2/15/2021	250,000	201,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	100,000	101,560
6.88%, 2/15/2021	220,366	224,773
7.00%, 7/15/2024 (a)	100,000	107,230
Rowan Cos., Inc. 7.38%, 6/15/2025	130,000	130,117
RR Donnelley & Sons Co. 7.88%, 3/15/2021	350,000	360,937
RSP Permian, Inc. 6.63%, 10/1/2022	215,000	225,750
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	300,000	316,500
Sealed Air Corp. 4.88%, 12/1/2022 (a)	300,000	318,390
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	235,000	238,819
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	100,000	103,130
Simmons Foods, Inc. 5.75%, 11/1/2024 (a)	188,000	186,534

See accompanying notes to schedules of investments.

SSGA High Yield Bond Fund	17

SSGA High Yield Bond Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Security Description	Principal Amount	Value

Sirius XM Radio, Inc. 6.00%, 7/15/2024 (a)	$425,000	$452,115
SM Energy Co. 6.75%, 9/15/2026	205,000	207,819
Southwestern Energy Co. 6.70%, 1/23/2025	275,000	286,000
Sprint Communications, Inc. 7.00%, 3/1/2020 (a)	200,000	214,260
Sprint Corp.:
7.25%, 9/15/2021	275,000	292,545
7.88%, 9/15/2023	550,000	592,625
SRC Energy, Inc. 6.25%, 12/1/2025 (a)	210,000	215,250
Standard Industries, Inc. 5.13%, 2/15/2021 (a)	325,000	335,156
StandardAero Aviation Holdings, Inc. 10.00%, 7/15/2023 (a)	150,000	163,875
Staples, Inc. 8.50%, 9/15/2025 (a)	205,000	184,500
Steel Dynamics, Inc. 5.13%, 10/1/2021	160,000	164,200
T-Mobile USA, Inc.:
5.13%, 4/15/2025	350,000	364,437
6.00%, 3/1/2023	225,000	236,070
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.00%, 1/15/2028 (a)	200,000	198,750
Tempur Sealy International, Inc. 5.63%, 10/15/2023	300,000	312,000
Tenet Healthcare Corp.:
4.38%, 10/1/2021	450,000	450,000
6.88%, 11/15/2031	275,000	224,125
Tenneco, Inc.:
5.00%, 7/15/2026	50,000	51,125
5.38%, 12/15/2024	150,000	156,750
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)(e)	66,000	66,251
Toll Brothers Finance Corp. 4.88%, 11/15/2025	225,000	232,875
TransDigm, Inc. 6.00%, 7/15/2022	125,000	128,750
Transocean, Inc. 7.50%, 1/15/2026 (a)	92,000	94,420
Tribune Media Co. 5.88%, 7/15/2022	200,000	204,500
TTM Technologies, Inc. 5.63%, 10/1/2025 (a)	160,000	163,800
Ultra Resources, Inc. 6.88%, 4/15/2022 (a)	140,000	141,162

Security Description	Principal Amount	Value
United Rentals North America, Inc.: 4.88%, 1/15/2028	$223,000	$225,883
5.50%, 7/15/2025	175,000	186,165
United States Steel Corp. 6.88%, 8/15/2025	186,000	192,510
US Concrete, Inc. 6.38%, 6/1/2024	250,000	267,812
US Foods, Inc. 5.88%, 6/15/2024 (a)	191,000	200,550
Valeant Pharmaceuticals International, Inc.: 6.13%, 4/15/2025 (a)	625,000	535,937
7.00%, 3/15/2024 (a)	500,000	535,000
Valvoline, Inc. 4.38%, 8/15/2025 (a)	175,000	176,312
VeriSign, Inc. 4.75%, 7/15/2027	225,000	232,042
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	130,000	136,344
ViaSat, Inc. 5.63%, 9/15/2025 (a)	31,000	31,388
Weekley Homes LLC/Weekley Finance Corp. 6.63%, 8/15/2025 (a)	215,000	212,850
WellCare Health Plans, Inc. 5.25%, 4/1/2025	300,000	317,640
Western Digital Corp. 7.38%, 4/1/2023 (a)	300,000	326,250
Whiting Petroleum Corp. 5.75%, 3/15/2021	200,000	200,500
William Lyon Homes, Inc. 5.88%, 1/31/2025	200,000	204,500
Williams Cos., Inc. 4.55%, 6/24/2024	300,000	310,500
WPX Energy, Inc. 5.25%, 9/15/2024	133,000	130,839
York Risk Services Holding Corp. 8.50%, 10/1/2022 (a)	180,000	175,500
Yum! Brands, Inc. 5.35%, 11/1/2043	225,000	216,000

		52,299,796

Total Corporate Bonds & Notes (Cost $60,152,782)		61,904,746

See accompanying notes to schedules of investments.

18	SSGA High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Security Description	Shares	Value

Short-Term Investment - 6.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.03% (f)(g) (Cost $4,353,728)	4,353,728	$4,353,728

Total Investments - 99.3% (Cost $64,506,510)		66,258,474

Other Assets in Excess of Liabilities - 0.7%		473,073

Net Assets - 100.0%		$66,731,547

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 48.0% of net assets as of November 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Perpetual floating rate security. Date shown reflects the next reset date.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of November 30, 2017, total aggregate fair value of securities is $768,662 representing 1.2% of net assets.
(e)	When-issued security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at November 30, 2017.
LIBOR	London Interbank Offered Rate

Centrally-Cleared Credit Default Swap Contracts
Credit Indicies
Reference Entity	Notional Amount*	Fund (Pays)/ Receives Fixed Rate/ Payment Frequency	Termination Date	Value $	Upfront Premiums Received/ (Paid) $	Unrealized Appreciation/ (Depreciation) $
Protection Sold:
Markit CDX North American High Yield Index, Series 28	USD 2,000,000	5.00%/Quarterly	12/20/2022	$158,071	20,000	$10,921

*	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of the agreement.

See accompanying notes to schedules of investments.

SSGA High Yield Bond Fund	19

SSGA High Yield Bond Fund

Schedule of Investments, continued — November 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Corporate Bonds & Notes
Australia	$—	$163,400	$—	$163,400
Bermuda	—	452,005	—	452,005
Canada	—	1,561,769	—	1,561,769
Cayman Islands	—	669,543	—	669,543
France	—	672,286	—	672,286
Germany	—	350,785	—	350,785
Ireland	—	1,104,896	—	1,104,896
Luxembourg	—	1,849,898	—	1,849,898
Netherlands	—	1,073,654	—	1,073,654
Sweden	—	109,063	—	109,063
United Kingdom	—	1,597,651	—	1,597,651
United States	—	52,299,796	—	52,299,796
Short-Term Investment	4,353,728	—	—	4,353,728

Total Investments	$4,353,728	$61,904,746	$—	$66,258,474

Other Financial Instruments:
Credit Default Swap Contracts (a)	—	10,921	—	10,921

Total Investments and Other Financial Instruments	$4,353,728	$61,915,667	$—	$66,269,395

(a)	Credit Default Swap Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 8/31/17	Value At 8/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/17	Value at 11/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,253,226	$3,253,226	$9,375,961	$8,275,459	$—	$—	4,353,728	$4,353,728	$11,705

Total		$3,253,226	$9,375,961	$8,275,459	$—	$—		$4,353,728	$11,705

See accompanying notes to schedules of investments.

20	SSGA High Yield Bond Fund

SSGA Funds

Notes to Schedules of Investments — November 30, 2017 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation, the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At November 30, 2017, the independent fair value service was used for certain foreign securities in the Fund’s portfolio, and these securities were classified within Level 2 of the fair value hierarchy. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

Notes to Schedules of Investments	21

SSGA Funds

Notes to Schedules of Investments, continued — November 30, 2017 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Funds’ investments according to the fair value hierarchy as of November 30, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The State Street Disciplined Emerging Markets Equity Fund and SSGA International Stock Selection Fund had transfers from Level 1 to Level 2 during the period ended November 30, 2017, in the amount of $47,749,265 and $260,944,014, respectively. At November 30, 2017, these investments were valued using alternative valuation policy adopted by the Board. At prior period ended August 31, 2017, these were valued at exchange closing prices in accordance with the Funds’ valuation policy.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Credit Default Swaps

The SSGA High Yield Bond Fund may enter into a credit default swap for hedging purposes or to seek to increase total return of the Fund as well as managing the liquidity profile of the Fund. Credit default swap contracts may be entered into OTC or may be executed through a clearinghouse (“cleared credit default swap”). The Fund enters into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. These transactions are intended to be used as a hedge and not as a speculative investment. Accordingly, the Fund does not follow hedge accounting, even for derivatives employed as economic hedges.

Credit default swaps are typically governed by the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreements or similar agreements (“Master Agreements”). A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium.

22	Notes to Schedules of Investments

SSGA Funds

Notes to Schedules of Investments, continued — November 30, 2017 (Unaudited)

For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

The aggregate fair value of credit default swap agreements in a net asset position as of November 30, 2017 is disclosed in the footnotes to the Schedule of Investments. The maximum amount of future, undiscounted payments that the Fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of November 30, 2017, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net asset position for which the Fund is the protection seller, the Fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $2,000,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations.

The Funds maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

The aggregate value of the collateral of the credit default swap held as of November 30, 2017 was $96,814.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2017, are disclosed in the Funds’ respective Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of November 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Dynamic Small Cap Fund	$28,163,283	$4,300,698	$609,687	$3,691,011
State Street Disciplined Emerging Markets Equity Fund	61,359,803	28,273,894	1,526,751	26,747,143
SSGA International Stock Selection Fund	269,721,130	34,284,965	3,397,842	30,887,123
SSGA High Yield Bond Fund	64,546,294	2,302,343	579,242	1,723,101

Notes to Schedules of Investments	23

Quarterly Report

November 30, 2017

SSGA Funds

SSGA S&P 500 Index Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Funds

SSGA S&P 500 Index Fund

Quarterly Report

November 30, 2017 (Unaudited)

Page
Schedule of Investments	1
Notes to Schedule of Investments	9

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA S&P 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index Portfolio. The schedule of investments for the State Street Equity 500 Index Portfolio follows.

State Street Equity 500 Index Portfolio

Schedule of Investments — November 30, 2017 (Unaudited)

Security Description	Shares	Value

Common Stocks - 98.3%
Consumer Discretionary - 11.9%
Advance Auto Parts, Inc.	5,500	$555,500
Amazon.com, Inc. (a)	28,802	33,892,753
AutoZone, Inc. (a)	1,888	1,296,603
Best Buy Co., Inc.	19,913	1,187,014
BorgWarner, Inc.	13,223	736,257
CarMax, Inc. (a)	13,197	909,405
Carnival Corp.	29,749	1,952,724
CBS Corp. Class B	23,118	1,295,995
Charter Communications, Inc. Class A (a)	14,700	4,795,287
Chipotle Mexican Grill, Inc. (a)(b)	1,614	491,285
Comcast Corp. Class A	340,130	12,768,480
D.R. Horton, Inc.	26,179	1,335,129
Darden Restaurants, Inc.	8,117	684,425
Delphi Automotive PLC	20,081	2,101,878
Discovery Communications, Inc. Class A (a)(b)	12,597	239,595
Discovery Communications, Inc. Class C (a)(b)	13,397	242,218
DISH Network Corp. Class A (a)	17,000	861,050
Dollar General Corp.	19,287	1,698,799
Dollar Tree, Inc. (a)	17,482	1,796,450
Entercom Communications Corp. Class A	7,793	90,397
Expedia, Inc.	9,323	1,142,068
Foot Locker, Inc.	10,100	432,684
Ford Motor Co.	281,260	3,521,375
Gap, Inc. (b)	15,364	496,411
Garmin, Ltd. (b)	9,160	568,653
General Motors Co.	95,577	4,118,413
Genuine Parts Co.	10,920	1,015,232
Goodyear Tire & Rubber Co.	19,613	634,873
H&R Block, Inc.	16,351	428,069
Hanesbrands, Inc. (b)	23,400	488,826
Harley-Davidson, Inc. (b)	12,385	621,727
Hasbro, Inc.	7,628	709,557
Hilton Worldwide Holdings, Inc.	13,700	1,062,572
Home Depot, Inc.	84,810	15,250,534
Interpublic Group of Cos., Inc.	31,928	631,536
Kohl’s Corp. (b)	12,388	594,252
L Brands, Inc. (b)	17,746	995,018
Leggett & Platt, Inc.	9,844	474,875
Lennar Corp. Class A	15,425	968,382
LKQ Corp. (a)	20,800	819,936
Lowe’s Cos., Inc.	61,512	5,128,255
Macy’s, Inc. (b)	24,361	579,792
Marriott International, Inc. Class A	22,652	2,876,804

Security Description	Shares	Value
Mattel, Inc. (b)	27,743	$506,310
McDonald’s Corp.	58,415	10,045,628
MGM Resorts International	35,300	1,204,436
Michael Kors Holdings, Ltd. (a)	11,686	682,930
Mohawk Industries, Inc. (a)	4,569	1,291,245
Netflix, Inc. (a)	31,196	5,851,746
Newell Brands, Inc.	34,450	1,066,917
News Corp. Class A	28,814	465,634
News Corp. Class B	7,500	123,000
NIKE, Inc. Class B	94,102	5,685,643
Nordstrom, Inc.	7,756	352,510
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	698,664
O’Reilly Automotive, Inc. (a)	6,520	1,540,089
Omnicom Group, Inc.	17,450	1,246,628
Priceline Group, Inc. (a)	3,508	6,102,903
PulteGroup, Inc.	22,543	769,393
PVH Corp.	6,051	814,162
Ralph Lauren Corp.	4,136	393,540
Ross Stores, Inc.	27,244	2,071,361
Royal Caribbean Cruises, Ltd.	12,800	1,585,664
Scripps Networks Interactive, Inc. Class A	6,863	561,668
Signet Jewelers, Ltd. (b)	5,100	266,679
Starbucks Corp.	103,092	5,960,779
Tapestry, Inc.	19,000	792,110
Target Corp.	38,944	2,332,746
Tiffany & Co.	6,581	621,905
Time Warner, Inc.	56,380	5,159,334
TJX Cos., Inc.	46,275	3,496,076
Tractor Supply Co.	9,774	666,978
TripAdvisor, Inc. (a)	9,015	312,099
Twenty-First Century Fox, Inc. Class A	77,109	2,462,861
Twenty-First Century Fox, Inc. Class B	34,400	1,071,560
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,400	975,524
Under Armour, Inc. Class A (a)	14,376	191,057
Under Armour, Inc. Class C (a)(b)	14,478	172,723
VF Corp.	24,428	1,782,267
Viacom, Inc. Class B	24,341	689,337
Walt Disney Co.	112,493	11,791,516
Whirlpool Corp.	5,659	953,938
Wyndham Worldwide Corp.	7,746	870,573
Wynn Resorts, Ltd. (b)	5,859	926,191
Yum! Brands, Inc.	23,890	1,994,098

		199,041,510

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio	1

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Security Description	Shares	Value

Consumer Staples - 8.0%
Altria Group, Inc.	139,570	$9,467,033
Archer-Daniels-Midland Co.	39,892	1,590,893
British American Tobacco PLC ADR	1	64
Brown-Forman Corp. Class B	12,022	718,916
Campbell Soup Co.	14,083	694,292
Church & Dwight Co., Inc.	17,800	838,202
Clorox Co.	9,479	1,320,330
Coca-Cola Co.	276,622	12,660,989
Colgate-Palmolive Co.	64,579	4,678,748
Conagra Brands, Inc.	30,951	1,155,401
Constellation Brands, Inc. Class A	12,276	2,671,135
Costco Wholesale Corp.	31,934	5,889,588
Coty, Inc. Class A (b)	37,840	651,983
CVS Health Corp.	74,727	5,724,088
Dr. Pepper Snapple Group, Inc.	13,903	1,253,912
Estee Lauder Cos., Inc. Class A	16,363	2,042,593
General Mills, Inc.	43,222	2,444,636
Hershey Co.	10,415	1,155,336
Hormel Foods Corp. (b)	21,098	769,022
J.M. Smucker Co.	8,855	1,033,113
Kellogg Co. (b)	17,307	1,145,031
Kimberly-Clark Corp.	26,273	3,146,454
Kraft Heinz Co.	43,451	3,535,608
Kroger Co.	63,510	1,642,369
McCormick & Co., Inc.	8,061	823,673
Molson Coors Brewing Co. Class B	13,609	1,062,863
Mondelez International, Inc. Class A	107,794	4,628,674
Monster Beverage Corp. (a)	30,087	1,885,552
PepsiCo, Inc.	102,838	11,982,684
Philip Morris International, Inc.	111,787	11,486,114
Procter & Gamble Co.	183,613	16,523,334
Sysco Corp.	35,635	2,057,208
Tyson Foods, Inc. Class A	21,491	1,767,635
Wal-Mart Stores, Inc.	105,499	10,257,668
Walgreens Boots Alliance, Inc.	61,813	4,497,514

		133,202,655

Energy - 5.7%
Anadarko Petroleum Corp.	41,744	2,007,469
Andeavor	10,249	1,080,962
Apache Corp. (b)	29,270	1,224,364
Baker Hughes a GE Co.	30,594	909,560
Cabot Oil & Gas Corp.	33,722	976,252
Chesapeake Energy Corp. (a)(b)	45,894	186,789

Security Description	Shares	Value
Chevron Corp.	136,734	$16,269,979
Cimarex Energy Co.	6,942	806,036
Concho Resources, Inc. (a)(b)	11,100	1,552,446
ConocoPhillips	89,503	4,553,913
Devon Energy Corp.	38,850	1,496,890
EOG Resources, Inc.	41,463	4,242,494
EQT Corp.	12,543	747,563
Exxon Mobil Corp.	306,172	25,501,066
Halliburton Co.	62,267	2,601,515
Helmerich & Payne, Inc. (b)	7,974	467,117
Hess Corp.	20,244	928,795
Kinder Morgan, Inc.	140,676	2,423,847
Marathon Oil Corp.	65,189	967,405
Marathon Petroleum Corp.	36,502	2,286,120
National Oilwell Varco, Inc. (b)	26,341	883,741
Newfield Exploration Co. (a)	15,685	485,137
Noble Energy, Inc.	32,895	865,138
Occidental Petroleum Corp.	54,635	3,851,767
ONEOK, Inc.	27,904	1,448,218
Phillips 66	31,192	3,043,091
Pioneer Natural Resources Co.	12,724	1,985,453
Range Resources Corp. (b)	14,541	262,029
Schlumberger, Ltd.	101,793	6,397,690
TechnipFMC PLC	29,109	833,682
Valero Energy Corp.	32,486	2,781,451
Williams Cos., Inc.	57,910	1,682,285

		95,750,264

Financials - 14.5%
Affiliated Managers Group, Inc.	4,276	849,513
Aflac, Inc.	28,237	2,474,691
Allstate Corp.	26,167	2,686,304
American Express Co.	53,452	5,222,795
American International Group, Inc.	63,532	3,809,379
Ameriprise Financial, Inc.	10,563	1,724,199
Aon PLC	18,482	2,591,546
Arthur J Gallagher & Co.	12,000	789,960
Assurant, Inc.	3,946	398,033
Bank of America Corp.	708,366	19,954,670
Bank of New York Mellon Corp.	75,791	4,148,799
BB&T Corp.	56,839	2,808,983
Berkshire Hathaway, Inc. Class B (a)	139,019	26,832,057
BlackRock, Inc.	8,918	4,469,612
Brighthouse Financial, Inc. (a)	7,075	415,939
Capital One Financial Corp.	34,068	3,134,256
CBOE Holdings, Inc.	8,200	1,012,126
Charles Schwab Corp.	87,389	4,263,709
Chubb, Ltd.	33,741	5,132,344
Cincinnati Financial Corp.	11,705	874,715

See accompanying notes to schedule of investments.

2	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Security Description	Shares	Value

Citigroup, Inc.	195,993	$14,797,472
Citizens Financial Group, Inc.	34,200	1,391,940
CME Group, Inc.	24,392	3,647,580
Comerica, Inc.	13,017	1,084,446
Discover Financial Services	27,677	1,953,996
E*TRADE Financial Corp. (a)	20,489	986,340
Everest Re Group, Ltd.	2,700	592,920
Fifth Third Bancorp	51,854	1,582,066
Franklin Resources, Inc.	22,151	960,246
Goldman Sachs Group, Inc.	26,188	6,485,196
Hartford Financial Services Group, Inc.	24,930	1,431,979
Huntington Bancshares, Inc.	75,965	1,093,896
Intercontinental Exchange, Inc.	42,225	3,016,976
Invesco, Ltd.	28,289	1,023,213
JPMorgan Chase & Co.	254,272	26,576,509
KeyCorp	82,179	1,559,757
Leucadia National Corp.	23,809	626,415
Lincoln National Corp.	16,710	1,279,151
Loews Corp.	20,312	1,021,287
M&T Bank Corp.	10,834	1,830,404
Marsh & McLennan Cos., Inc.	37,434	3,141,836
MetLife, Inc.	77,826	4,177,700
Moody’s Corp.	12,234	1,857,366
Morgan Stanley	100,655	5,194,805
Nasdaq, Inc.	9,225	730,251
Navient Corp.	16,541	208,582
Northern Trust Corp.	14,710	1,438,344
People’s United Financial, Inc.	22,434	426,695
PNC Financial Services Group, Inc.	35,142	4,939,560
Principal Financial Group, Inc.	18,426	1,304,377
Progressive Corp.	40,852	2,172,509
Prudential Financial, Inc.	30,737	3,560,574
Raymond James Financial, Inc.	9,600	847,680
Regions Financial Corp.	86,943	1,442,384
S&P Global, Inc.	18,798	3,110,693
State Street Corp. (c)	25,847	2,464,511
SunTrust Banks, Inc.	34,882	2,149,778
Synchrony Financial	55,271	1,983,676
T Rowe Price Group, Inc.	16,720	1,720,822
Torchmark Corp.	8,384	744,918
Travelers Cos., Inc.	20,598	2,792,471
Unum Group	17,324	980,885
US Bancorp	113,430	6,255,665
Wells Fargo & Co.	323,546	18,270,643
Willis Towers Watson PLC	9,479	1,524,223
XL Group, Ltd.	20,520	796,586
Zions Bancorp	15,258	756,034

		241,528,987

Security Description	Shares	Value
Health Care - 13.8%
Abbott Laboratories	125,749	$7,088,471
AbbVie, Inc.	114,463	11,093,754
Aetna, Inc.	23,915	4,309,005
Agilent Technologies, Inc.	22,475	1,556,169
Alexion Pharmaceuticals, Inc. (a)	15,927	1,748,944
Align Technology, Inc. (a)	5,000	1,304,400
Allergan PLC	24,426	4,245,972
AmerisourceBergen Corp.	12,552	1,064,661
Amgen, Inc.	52,691	9,255,701
Anthem, Inc.	19,319	4,539,192
Baxter International, Inc.	36,370	2,383,326
Becton Dickinson and Co.	16,604	3,789,199
Biogen, Inc. (a)	15,147	4,879,909
Boston Scientific Corp. (a)	101,577	2,669,444
Bristol-Myers Squibb Co.	119,812	7,570,920
C.R. Bard, Inc.	5,462	1,834,904
Cardinal Health, Inc.	23,924	1,416,062
Celgene Corp. (a)	56,765	5,723,615
Centene Corp. (a)	11,700	1,194,453
Cerner Corp. (a)	22,263	1,573,771
Cigna Corp.	18,311	3,876,988
Cooper Cos., Inc.	3,300	795,894
Danaher Corp.	43,678	4,121,456
DaVita, Inc. (a)	11,472	700,480
DENTSPLY SIRONA, Inc.	17,366	1,163,696
Edwards Lifesciences Corp. (a)	15,790	1,850,588
Eli Lilly & Co.	69,157	5,853,448
Envision Healthcare Corp. (a)	9,118	291,138
Express Scripts Holding Co. (a)	40,747	2,655,889
Gilead Sciences, Inc.	94,246	7,047,716
HCA Healthcare, Inc. (a)	20,400	1,734,000
Henry Schein, Inc. (a)	11,000	785,950
Hologic, Inc. (a)	22,100	922,012
Humana, Inc.	10,217	2,665,207
IDEXX Laboratories, Inc. (a)	6,100	954,101
Illumina, Inc. (a)	10,900	2,507,327
Incyte Corp. (a)	11,900	1,177,981
Intuitive Surgical, Inc. (a)	7,956	3,180,650
IQVIA Holdings, Inc. (a)	10,000	1,020,100
Johnson & Johnson	194,741	27,133,263
Laboratory Corp. of America Holdings (a)	7,447	1,178,637
McKesson Corp.	15,831	2,338,872
Medtronic PLC	97,604	8,016,216
Merck & Co., Inc.	196,798	10,877,025
Mettler-Toledo International, Inc. (a)	1,800	1,132,578
Mylan NV (a)	39,107	1,428,579
Patterson Cos., Inc. (b)	6,459	236,076
PerkinElmer, Inc.	7,032	518,118

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio	3

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Security Description	Shares	Value

Perrigo Co. PLC	9,814	$855,879
Pfizer, Inc.	429,448	15,571,784
Quest Diagnostics, Inc.	10,158	1,000,157
Regeneron Pharmaceuticals, Inc. (a)	5,658	2,047,404
ResMed, Inc. (b)	10,400	888,160
Stryker Corp.	23,495	3,665,220
Thermo Fisher Scientific, Inc.	28,612	5,515,249
UnitedHealth Group, Inc.	70,322	16,045,371
Universal Health Services, Inc. Class B	6,800	736,780
Varian Medical Systems, Inc. (a)	6,031	673,964
Vertex Pharmaceuticals, Inc. (a)	18,348	2,647,433
Waters Corp. (a)	5,415	1,067,675
Zimmer Biomet Holdings, Inc.	14,827	1,736,242
Zoetis, Inc.	36,628	2,647,838

		230,505,013

Industrials - 9.9%
3M Co.	43,543	10,587,045
Acuity Brands, Inc.	3,000	514,260
Alaska Air Group, Inc.	9,000	622,530
Allegion PLC	7,537	634,163
American Airlines Group, Inc.	31,600	1,595,484
AMETEK, Inc.	15,701	1,141,306
AO Smith Corp.	10,800	684,936
Arconic, Inc.	28,263	695,552
Boeing Co.	40,124	11,106,323
C.H. Robinson Worldwide, Inc. (b)	9,582	830,280
Caterpillar, Inc.	42,455	5,992,523
Cintas Corp.	5,722	900,872
CSX Corp.	64,959	3,621,464
Cummins, Inc.	10,744	1,798,546
Deere & Co.	23,354	3,499,830
Delta Air Lines, Inc.	48,566	2,570,113
Dover Corp.	10,545	1,030,352
Eaton Corp. PLC	32,399	2,519,994
Emerson Electric Co.	45,969	2,979,711
Equifax, Inc.	8,395	958,037
Expeditors International of Washington, Inc.	11,844	767,254
Fastenal Co. (b)	20,242	1,060,478
FedEx Corp.	17,950	4,154,707
Flowserve Corp.	9,555	406,852
Fluor Corp.	10,956	530,380
Fortive Corp.	22,139	1,652,676
Fortune Brands Home & Security, Inc.	10,100	691,042
General Dynamics Corp.	19,789	4,099,489
General Electric Co.	621,949	11,375,447
Honeywell International, Inc.	54,703	8,531,480

Security Description	Shares	Value
IHS Markit, Ltd. (a)	23,400	$1,044,108
Illinois Tool Works, Inc.	21,971	3,718,592
Ingersoll-Rand PLC	19,016	1,666,182
Jacobs Engineering Group, Inc.	9,657	633,789
JB Hunt Transport Services, Inc.	5,500	611,270
Johnson Controls International PLC	68,593	2,581,841
Kansas City Southern	7,004	785,429
L3 Technologies, Inc.	5,365	1,065,435
Lockheed Martin Corp.	17,890	5,709,057
Masco Corp.	21,639	928,530
Nielsen Holdings PLC	23,375	858,330
Norfolk Southern Corp.	20,768	2,879,068
Northrop Grumman Corp.	12,586	3,868,936
PACCAR, Inc.	26,035	1,831,042
Parker-Hannifin Corp.	9,214	1,727,533
Pentair PLC	11,791	839,048
Quanta Services, Inc. (a)	11,593	439,375
Raytheon Co.	20,936	4,001,916
Republic Services, Inc.	15,814	1,026,961
Robert Half International, Inc.	9,374	534,693
Rockwell Automation, Inc.	9,379	1,810,897
Rockwell Collins, Inc.	12,100	1,600,951
Roper Technologies, Inc.	7,535	2,013,427
Snap-on, Inc. (b)	4,572	774,634
Southwest Airlines Co.	40,127	2,434,505
Stanley Black & Decker, Inc.	10,650	1,806,560
Stericycle, Inc. (a)	6,604	437,911
Textron, Inc.	20,506	1,142,389
TransDigm Group, Inc. (b)	3,400	964,886
Union Pacific Corp.	58,538	7,405,057
United Continental Holdings, Inc. (a)	20,100	1,272,732
United Parcel Service, Inc. Class B	50,155	6,091,325
United Rentals, Inc. (a)	6,100	972,828
United Technologies Corp.	53,127	6,452,274
Verisk Analytics, Inc. (a)	10,300	993,126
W.W. Grainger, Inc. (b)	4,012	887,896
Waste Management, Inc.	28,604	2,352,679
Xylem, Inc.	14,134	980,052

		164,698,390

Information Technology - 23.6%
Accenture PLC Class A	45,282	6,702,189
Activision Blizzard, Inc.	55,000	3,432,000
Adobe Systems, Inc. (a)	36,013	6,535,279
Advanced Micro Devices, Inc. (a)(b)	57,800	629,442
Akamai Technologies, Inc. (a)	12,634	704,724
Alliance Data Systems Corp.	3,504	838,402
Alphabet, Inc. Class A (a)	21,623	22,405,104

See accompanying notes to schedule of investments.

4	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Security Description	Shares	Value

Alphabet, Inc. Class C (a)	21,745	$22,210,560
Amphenol Corp. Class A	22,880	2,072,699
Analog Devices, Inc.	25,870	2,227,666
ANSYS, Inc. (a)	5,600	829,864
Apple, Inc.	373,964	64,265,713
Applied Materials, Inc.	77,053	4,066,087
Autodesk, Inc. (a)	15,970	1,751,909
Automatic Data Processing, Inc.	32,165	3,681,606
Broadcom, Ltd.	29,235	8,125,576
CA, Inc.	24,759	818,780
Cadence Design Systems, Inc. (a)	20,400	895,764
Cars.com, Inc. (a)	1	24
Cisco Systems, Inc.	362,029	13,503,682
Citrix Systems, Inc. (a)	9,478	830,557
Cognizant Technology Solutions Corp. Class A	42,227	3,052,167
Corning, Inc.	66,550	2,155,554
CSRA, Inc.	9,732	281,547
DXC Technology Co.	21,191	2,037,303
eBay, Inc. (a)	70,358	2,439,312
Electronic Arts, Inc. (a)	23,121	2,458,918
F5 Networks, Inc. (a)	5,059	678,918
Facebook, Inc. Class A (a)	171,407	30,369,892
Fidelity National Information Services, Inc.	24,386	2,300,331
Fiserv, Inc. (a)	15,142	1,990,416
FLIR Systems, Inc.	8,239	383,773
Gartner, Inc. (a)	6,700	809,963
Global Payments, Inc.	11,275	1,133,814
Harris Corp.	8,598	1,242,411
Hewlett Packard Enterprise Co.	124,463	1,736,259
HP, Inc.	120,363	2,581,786
Intel Corp.	338,120	15,161,301
International Business Machines Corp.	62,247	9,584,171
Intuit, Inc.	17,326	2,723,994
Juniper Networks, Inc.	27,844	772,949
KLA-Tencor Corp.	11,473	1,172,999
Lam Research Corp. (b)	11,581	2,227,374
Mastercard, Inc. Class A	67,049	10,088,863
Microchip Technology, Inc. (b)	16,206	1,409,760
Micron Technology, Inc. (a)	81,128	3,439,016
Microsoft Corp.	557,477	46,922,839
Motorola Solutions, Inc.	12,428	1,169,599
NetApp, Inc.	19,943	1,126,979
NVIDIA Corp.	42,912	8,612,867
Oracle Corp.	217,970	10,693,608
Paychex, Inc.	23,831	1,604,065
PayPal Holdings, Inc. (a)	80,758	6,115,803
Qorvo, Inc. (a)	9,800	750,484
QUALCOMM, Inc.	105,685	7,011,143

Security Description	Shares	Value
Red Hat, Inc. (a)	12,530	$1,588,303
salesforce.com, Inc. (a)	49,005	5,112,202
Seagate Technology PLC (b)	22,976	885,955
Skyworks Solutions, Inc.	13,600	1,424,464
Symantec Corp.	45,903	1,329,810
Synopsys, Inc. (a)	11,300	1,021,294
TE Connectivity, Ltd.	26,449	2,497,844
Texas Instruments, Inc.	71,106	6,917,903
Total System Services, Inc.	10,899	810,450
VeriSign, Inc. (a)(b)	6,920	796,492
Visa, Inc. Class A	131,640	14,821,348
Western Digital Corp.	21,706	1,711,735
Western Union Co.	37,340	735,225
Xerox Corp.	15,823	469,310
Xilinx, Inc.	18,542	1,288,854

		394,178,994

Materials - 3.0%
Air Products & Chemicals, Inc.	16,207	2,642,389
Albemarle Corp. (b)	8,400	1,128,288
Avery Dennison Corp.	6,518	743,834
Ball Corp.	25,716	1,026,326
CF Industries Holdings, Inc.	16,730	626,873
DowDuPont, Inc.	170,032	12,235,503
Eastman Chemical Co.	10,672	985,773
Ecolab, Inc.	18,665	2,536,947
FMC Corp.	10,522	993,277
Freeport-McMoRan, Inc. (a)	99,564	1,385,931
International Flavors & Fragrances, Inc.	5,880	913,987
International Paper Co.	30,508	1,727,058
LyondellBasell Industries NV Class A	24,252	2,539,184
Martin Marietta Materials, Inc.	4,855	1,011,733
Monsanto Co.	31,494	3,727,000
Mosaic Co.	27,716	673,222
Newmont Mining Corp.	36,973	1,367,631
Nucor Corp.	21,906	1,259,595
Packaging Corp. of America	6,900	818,340
PPG Industries, Inc.	18,988	2,218,748
Praxair, Inc.	20,800	3,201,536
Sealed Air Corp.	15,169	728,870
Sherwin-Williams Co.	6,087	2,431,270
Vulcan Materials Co.	9,790	1,230,113
WestRock Co.	19,148	1,195,027

		49,348,455

Real Estate - 2.9%
Alexandria Real Estate Equities, Inc. REIT	6,700	851,302
American Tower Corp. REIT	30,582	4,401,667
Apartment Investment & Management Co. Class A REIT	11,865	523,128

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio	5

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Security Description	Shares	Value

AvalonBay Communities, Inc. REIT	9,729	$1,764,160
Boston Properties, Inc. REIT	11,421	1,431,965
CBRE Group, Inc. Class A (a)	21,708	941,259
Crown Castle International Corp. REIT	28,242	3,191,346
Digital Realty Trust, Inc. REIT	14,900	1,738,830
Duke Realty Corp. REIT	26,000	731,380
Equinix, Inc. REIT	5,738	2,665,244
Equity Residential REIT	27,038	1,806,679
Essex Property Trust, Inc. REIT	4,455	1,100,340
Extra Space Storage, Inc. REIT	9,500	810,920
Federal Realty Investment Trust REIT	5,400	713,934
GGP, Inc. REIT	42,942	1,009,137
HCP, Inc. REIT	32,677	863,980
Host Hotels & Resorts, Inc. REIT	54,259	1,073,786
Iron Mountain, Inc. REIT	18,074	738,684
Kimco Realty Corp. REIT	32,916	609,604
Macerich Co. REIT	8,645	559,764
Mid-America Apartment Communities, Inc. REIT	8,800	901,472
Prologis, Inc. REIT	39,347	2,605,952
Public Storage REIT	11,152	2,376,714
Realty Income Corp. REIT	19,800	1,094,940
Regency Centers Corp. REIT	10,899	739,061
SBA Communications Corp. REIT (a)	8,800	1,493,800
Simon Property Group, Inc. REIT	22,535	3,645,036
SL Green Realty Corp. REIT	8,000	817,840
UDR, Inc. REIT	20,100	790,533
Ventas, Inc. REIT	26,803	1,715,660
Vornado Realty Trust REIT	13,046	1,012,631
Welltower, Inc. REIT	26,881	1,813,392
Weyerhaeuser Co. REIT	55,198	1,952,905

		48,487,045

Telecommunication Services - 1.9%
AT&T, Inc.	442,818	16,109,719
CenturyLink, Inc.	67,987	991,930
Verizon Communications, Inc.	293,351	14,928,632

		32,030,281

Utilities - 3.1%
AES Corp.	49,859	527,508
Alliant Energy Corp.	14,700	663,117
Ameren Corp.	16,456	1,052,526
American Electric Power Co., Inc.	35,743	2,774,729
American Water Works Co., Inc.	12,300	1,126,188

Security Description	Shares/ Principal Amount	Value
CenterPoint Energy, Inc.	33,235	$997,382
CMS Energy Corp.	18,801	938,170
Consolidated Edison, Inc.	21,500	1,914,360
Dominion Energy, Inc.	46,868	3,943,005
DTE Energy Co.	13,239	1,530,031
Duke Energy Corp.	51,591	4,600,885
Edison International	24,205	1,967,140
Entergy Corp.	12,200	1,055,056
Eversource Energy	22,043	1,429,489
Exelon Corp.	69,359	2,892,964
FirstEnergy Corp.	32,229	1,100,298
NextEra Energy, Inc.	33,957	5,366,564
NiSource, Inc.	23,078	635,337
NRG Energy, Inc.	22,498	622,070
PG&E Corp.	37,712	2,045,499
Pinnacle West Capital Corp.	8,756	803,888
PPL Corp.	50,456	1,850,222
Public Service Enterprise Group, Inc.	37,536	1,991,660
SCANA Corp.	11,501	496,498
Sempra Energy	17,624	2,132,328
Southern Co.	73,384	3,757,262
WEC Energy Group, Inc.	23,287	1,618,214
Xcel Energy, Inc.	37,600	1,940,536

		51,772,926

Total Common Stocks (Cost $496,405,749)		1,640,544,520

Short-Term Investments - 1.5%
Money Market Funds - 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.03% (d)(e)	22,944,044	22,944,044
State Street Navigator Securities Lending Government Money Market Portfolio (d)(f)	624,911	624,911

		23,568,955

U.S. Government Security - 0.1%
U.S. Treasury Bill 1.12%, 2/1/2018 (g)(h)	$1,135,000	1,132,786

Total Short-Term Investments (Cost $24,701,775)		24,701,741

Total Investments - 99.8% (Cost $521,107,524)		1,665,246,261

Other Assets in Excess of Liabilities - 0.2%		3,232,658

Net Assets - 100.0%		$1,668,478,919

See accompanying notes to schedule of investments.

6	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — November 30, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2017.
(c)	The Portfolio invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended November 30, 2017 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2017.
(f)	Investment of cash collateral for securities loaned.
(g)	All or part of this security has been designated as collateral for futures contracts.
(h)	Rate represents annualized yield at date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At November 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-Mini S&P 500 Index (long)	12/15/2017	222	27,403,433	$29,391,690	$1,988,258

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$199,041,510	$—	$—	$199,041,510
Consumer Staples	133,202,655	—	—	133,202,655
Energy	95,750,264	—	—	95,750,264
Financials	241,528,987	—	—	241,528,987
Health Care	230,505,013	—	—	230,505,013
Industrials	164,698,390	—	—	164,698,390
Information Technology	394,178,994	—	—	394,178,994
Materials	49,348,455	—	—	49,348,455
Real Estate	48,487,045	—	—	48,487,045
Telecommunication Services	32,030,281	—	—	32,030,281
Utilities	51,772,926	—	—	51,772,926
Short-Term Investments
Money Market Funds	23,568,955	—	—	23,568,955
U.S. Government Security	—	1,132,786	—	1,132,786

Total Investments	$1,664,113,475	$1,132,786	$—	$1,665,246,261

Other Financial Instruments:
Futures Contracts (a)	1,988,258	—	—	1,988,258

Total Investments and Other Financial Instruments	$1,666,101,733	$1,132,786	$—	$1,667,234,519

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedule of investments.

State Street Equity 500 Index Portfolio	7

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — November 30, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/17	Value at 11/30/17	Dividend Income
State Street Corp.	27,747	$2,156,497	$—	$151,034	$43,261	$415,787	25,847	$2,464,511	$31,221
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	80,203,349	57,259,305	—	—	22,944,044	22,944,044	126,091
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,425,570	18,425,570	78,281,942	96,707,512	—	—	—	—	42,426
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	23,817,719	23,192,808	—	—	624,911	624,911	13,196

TOTAL		$20,582,067	$182,303,010	$177,310,659	$43,261	$415,787		$26,033,466	$212,934

See accompanying notes to schedule of investments.

8	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments — November 30, 2017 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended November 30, 2017.

Notes to Schedule of Investments	9

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments, continued — November 30, 2017 (Unaudited)

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2017 are disclosed in the Schedule of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of November 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$521,107,524	$1,158,579,339	$12,452,344	$1,146,126,995

10	Notes to Schedule of Investments

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: January 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: January 16, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: January 16, 2018